Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Debt	The Company’s long-term debt consists of the bank loans summarized as follows (in thousands):

	June 30, 2023	December 31, 2022
Credit Facilities:
$175.0 Million Credit Facility	$59,375	$65,625
Total bank loans outstanding	59,375	65,625
Less: Current portion	(12,500)	(12,500)
	$46,875	$53,125

	June 30, 2023			December 31, 2022
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$12,500	$46,875	$59,375	$12,500	$53,125	$65,625
Unamortized deferred financing costs	(428)	(671)	(1,099)	(461)	(872)	(1,333)
Total debt, net	$12,072	$46,204	$58,276	$12,039	$52,253	$64,292

Interest And Finance Costs	For the six months ended June 30, 2023 and 2022, Financial expense, net consists of:

	Six Months Ended June 30,
(amounts in thousands)	2023	2022
Interest expense	$3,200	$2,363
Interest expense - related party	—	1,555
Amortization of deferred financing costs	404	132
Capitalized interest	(3,622)	(2,216)
Other	782	118
Financial expense, net	$764	$1,952